Cash and cash equivalents and financial investments (Details 1) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Cash And Cash Equivalents And Financial Investments
Fair value through profit or loss	$ 188	$ 204
Amortized cost	3,747	2,525
Total	3,935	2,729
Current	3,903	2,726
Non-current (1)	$ 32	$ 3